Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 424,841	¥ 2,764,140	¥ 5,439,499
Time deposits	4,703,652	30,603,369	19,361,098
Restricted cash	910,949	5,926,906	3,473,273
Accounts receivable, net	556,342	3,619,725	4,251,297
Inventories, net	841,481	5,474,929	1,578,130
Prepayments and other current assets	586,514	3,816,028	3,697,952
Short-term investments	1,497,420	9,742,663	11,582,116
Total current assets	9,521,199	61,947,760	49,383,365
Non-current assets:
Property, equipment and software, net	579,335	3,769,326	2,419,510
Land use right, net	91,185	593,279	588,887
Deferred tax assets	126,569	823,495	560,323
Time deposits	15,370	100,000	550,000
Restricted cash	31	200	2,060,000
Long-term investments	412,643	2,684,776	1,970,027
Other long-term assets	170,998	1,112,579	499,748
Total non-current assets	1,396,131	9,083,655	8,648,495
Total assets	10,917,330	71,031,415	58,031,860
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB917,264 and RMB941,358 as of December 31, 2016 and 2017, respectively)	375,410	2,442,531	1,396,187
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB89,578 and RMB106,265 as of December 31, 2016 and 2017, respectively)	336,460	2,189,110	1,491,448
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB43,309 and RMB22,058 as of December 31, 2016 and 2017, respectively)	240,489	1,564,692	1,722,501
Short-term loans	1,018,014	6,623,502	3,815,691
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB7,223,764 and RMB5,853,904 as of December 31, 2016 and 2017, respectively)	958,758	6,237,969	7,531,238
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,697,195 and RMB1,966,436 as of December 31, 2016 and 2017, respectively)	721,195	4,692,310	3,219,419
Total current liabilities	3,650,326	23,750,114	19,176,484
Long-term payable:
Deferred tax liabilities	32,771	213,215	392,235
Other long-term payable (including long-term payable of the consolidated VIEs without recourse to the primary beneficiaries of nil and RMB7,500 as of December 31, 2016 and 2017, respectively)	2,805	18,250	200
Total liabilities	3,685,902	23,981,579	19,568,919
Commitments and contingencies (See Note 21)
Redeemable noncontrolling interests	94,477	614,696
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,281,480 shares issued and outstanding as of December 31, 2016 and 3,283,217 shares issued and outstanding as of December 31, 2017	412	2,678	2,676
Additional paid-in capital	269,499	1,753,439	1,637,953
Statutory reserves	185,393	1,206,224	1,160,161
Accumulated other comprehensive income	5,623	36,585	61,479
Retained earnings	6,567,954	42,733,081	35,328,812
NetEase, Inc's shareholders' equity	7,028,881	45,732,007	38,191,081
Noncontrolling interests	108,070	703,133	271,860
Total shareholders' equity	7,136,951	46,435,140	38,462,941
Total liabilities, redeemable noncontrolling interests and shareholders' equity	$ 10,917,330	¥ 71,031,415	¥ 58,031,860